Summary of Major Components of Company's Income Tax Expense (Detail) (CAD) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Jun. 30, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Schedule of Components of Deferred Tax Provision [Line Items]
Current income tax expense (recovery)			38	[1]	12	[1]	(60)	[1]
Origination and reversal of temporary differences			183		144		194
Effect of tax rate increases			7		11
Effect of hedge of net investment in foreign subsidiaries			29		(9)		8
Tax credits					(4)		(15)
Other			(7)		(2)
Total deferred income tax expense			212		140		187
Income tax expense	7	11	250		152		127
Income before income tax expense, Canada			1,019		464		430
Income before income tax expense, Foreign			106		172		267
Income before income tax expense			1,125		636		697
Current
Canada			4		6		(59)
Foreign			34		6		(1)
Current income tax expense (recovery)			38	[1]	12	[1]	(60)	[1]
Deferred
Canada			256		120		115
Foreign			(44)		20		72
Total deferred income tax expense			212		140		187
Total income taxes	7	11	250		152		127

[1]	Current income tax recovery in 2011 includes a reduction to the Company's uncertain tax positions.